Income Taxes - Additional information (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Ordinary income tax rate					22.00%
Tonnage tax included in operating expenses	$ 107,000,000		$ 116,000,000		$ 55,000,000	$ 67,000,000
Income tax rate, deferred tax liabilities							22.00%	22.00%
Entrance tax payable, current		$ 37,000,000		$ 58,000,000
Income tax paid		$ 377,000			414,000	$ 66,000
Entrance tax payable, non current	150,000,000				150,000,000			$ 424,000,000
Deferred Tax Assets, Net	$ 0				$ 0			$ 0
Norwegian Ordinary Tax Regime
Income Taxes
Ordinary income tax rate							22.00%	22.00%